Fixed Assets (Details) - Schedule of Changes in Value of Property, Plant, and Equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Value of Property, Plant, and Equipment [Line Items]
Balances	$ 721,942	$ 682,240
Additions	74,426	58,393
Disposals	(20,086)	(18,690)
Impairment due to damage
Other	0	(1)
Balances	776,282	721,942
Buildings [Member]
Schedule of Changes in Value of Property, Plant, and Equipment [Line Items]
Balances	311,363	306,153
Additions	31,574	26,690
Disposals	(14,746)	(15,684)
Impairment due to damage
Other	(9,310)	(5,796)
Balances	318,881	311,363
Land [Member]
Schedule of Changes in Value of Property, Plant, and Equipment [Line Items]
Balances	15,021	15,478
Additions
Disposals	(390)	(457)
Impairment due to damage
Other
Balances	14,631	15,021
Equipment [Member]
Schedule of Changes in Value of Property, Plant, and Equipment [Line Items]
Balances	296,022	278,176
Additions	25,697	14,941
Disposals	(1,440)	(410)
Impairment due to damage
Other	22,759	3,315
Balances	343,038	296,022
Other [Member]
Schedule of Changes in Value of Property, Plant, and Equipment [Line Items]
Balances	99,536	82,433
Additions	17,155	16,762
Disposals	(3,510)	(2,139)
Impairment due to damage
Other	(13,449)	2,480
Balances	$ 99,732	$ 99,536